SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Research and development services	$ 3,118	$ 3,170	$ 4,603
Payroll and related expenses	2,982	3,524	4,452
Lab, occupancy and telephone	855	1,102	969
Professional fees	390	273	935
Share based compensation	104	451	760
Depreciation and amortization	495	431	583
Other	149	198	217
Research and development expenses	$ 8,093	$ 9,149	$ 12,519